Domestic and Foreign Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic			$ 64	$ 101	$ 297
Foreign			(124)	2	(53)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	$ (40)	$ (23)	$ (60)	$ 103	$ 244